Information by business segment and geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Adjusted EBITDA from continuing operations	$ 3,874	$ 5,254	$ 7,450	$ 11,468
Depreciation, depletion and amortization	(779)	(810)	(1,435)	(1,496)
Impairment reversal (impairment) and results on disposal of non-current assets, net and other (i)	(118)	(82)	(157)	990
Dividends received and interest from associates and joint ventures	(105)	(71)	(105)	(71)
Operating income	2,872	4,291	5,753	10,891
Equity results and other results in associates and joint ventures	5	(56)	(50)	155
Financial results	(157)	821	(687)	579
Income taxes	(1,792)	(911)	(2,210)	(3,002)
Net income from continuing operations	928	4,145	2,806	8,623
Adjusted EBITDA from discontinued operations				171
Impairment and results on disposals of non-current assets, net		(429)		(589)
Operating loss		(429)		(418)
Financial results		3,072		3,065
Derecognition of noncontrolling interest		(585)		(585)
Income taxes				(2)
Net income from discontinued operations		2,058		2,060
Iron ore
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	3,087	3,975	5,725	8,909
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	818	1,140	1,485	1,977
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	36	32	51	63
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	3,941	5,147	7,261	10,949
Nickel [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	240	580	593	1,105
Base Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	236	23	456	249
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	476	603	1,049	1,354
Other [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ (543)	$ (496)	$ (860)	$ (835)